Asset Retirement Obligations Asset Retirement Obligations (Tables) - MidAmerican Energy Company [Member]	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Line Items]
Asset Retirement Obligations by Type [Table Text Block]
The following table presents MidAmerican Energy's ARO liabilities by asset type as of December 31, (in millions):

	2015	2014

Quad Cities Station	$289	$265
Fossil-fueled generating facilities	160	132
Wind-powered generating facilities	82	60
Other	1	3
Total asset retirement obligations	$532	$460

Quad Cities Station nuclear decommissioning trust funds(1)	$429	$424

(1)	Refer to Note 7 for a discussion of the Quad Cities Station nuclear decommissioning trust funds.

Asset Retirement Obligation Disclosure [Table Text Block]
The following table reconciles the beginning and ending balances of MidAmerican Energy's ARO liabilities for the years ended December 31, (in millions):

	2015	2014

Beginning balance	$460	$430
Change in estimated costs	36	(2)
Additions	22	11
Retirements	(9)	—
Accretion	23	21
Ending balance	$532	$460

Reflected as:
Other current liabilities	$44	$28
Asset retirement obligations	488	432
	$532	$460